BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION
BASIS OF PREPARATION

2.BASIS OF PREPARATION

The financial statements have been prepared in accordance with international financial reporting standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Standards Interpretations Committee (“IFRIC”). The financial statements have been prepared under the historical cost convention, except for the measurement to fair value certain financial and digital assets and financial instruments as described in the accounting policies below.

During 2023, the Group changed its reporting currency to US dollars as further described in Note 3. Monetary amounts in these financial statements are rounded to the nearest thousand US dollars.  Argo Blockchain PLC’s functional currency is GBP. Argo Innovations Labs Inc., 9377-2556 Quebec Inc, and 9366-5230 Quebec Inc.’s functional currency is Canadian Dollars; Argo Operating US LLC and Argo Holdings US Inc.’s functional currency is United States Dollars; all entries from these entities are presented in the Group’s presentational currency of US dollars. This change in accounting policy applied retrospectively requires a third balance sheet as at the beginning of the preceding comparative period to be reported Where the subsidiary's functional currency is different from the parent, the assets and liabilities presented are translated at the closing rate as at the Statement of Financial Position date. Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).

Critical accounting judgements and key sources of estimation uncertainty

The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are disclosed in Note 6.

Prior year restatement

The 2022 income tax accounting was completed based on preliminary information at the time of the financial statement completion. When updating the income taxes for 2023 it was determined that the 2022 estimates were inaccurate and have been restated.

The impact on the 2022 financial statements are as follows:

Income tax recovery increased by $11,285,000 from $446,000 to $11,731,000.

Cumulative translation adjustment increased by $455,000 from $20,184,000 to $20,639,000
Net loss decreased by $11,285,000 from a loss of $240,246,000 to a loss of $228,961,000.
Deferred tax liability decreased by $10,589,000 from $10,589,000 to $nil.

Statement of Cashflows reclassification

Proceeds from the sale of digital assets were reclassified from investing cashflows to operating cashflows in the 2022 Statements of Cashflows, amongst other presentational changes in 2022 in order to ensure comparability with the presentation and classification in the current year.